Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Schedule Of Property And Equipment [Table Text Block]
	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2015	$26,365	$(2,876)	$23,489

- Additions in property and equipment	217	-	217
- Depreciation for the year	-	(592)	(592)
Balance, December 31, 2016	$26,582	$(3,468)	$23,114

- Additions in property and equipment	104	-	104
- Depreciation for the year	-	(568)	(568)
- Disposal of assets	(3)	3	-
Balance, December 31, 2017	$26,683	$(4,033)	$22,650